Interests in Joint operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interests in Joint operations [Line Items]
PP and E	$ 567,788	$ 557,170	$ 517,403
Total Assets	852,132	862,660
Total Liabilities	(719,247)	(719,639)
Revenue	$ 628,907	$ 601,161	$ 330,122
Llanos 34 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	45.00%	45.00%	45.00%
PP and E	$ 208,156	$ 174,895	$ 131,193
Other Assets	3,128	3,133	4,563
Total Assets	211,284	178,028	135,756
Total Liabilities	(6,267)	(2,296)	(5,847)
Net Assets/ (Liabilities)	205,017	175,732	129,909
Revenue	513,378	469,404	259,815
Operating profit (loss)	$ 398,953	$ 347,772	$ 163,917
Llanos 32 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	12.50%	12.50%	12.50%
PP and E	$ 1,136	$ 2,011	$ 835
Other Assets	0	0	209
Total Assets	1,136	2,011	1,044
Total Liabilities	(519)	(449)	(492)
Net Assets/ (Liabilities)	617	1,562	552
Revenue	6,053	5,764	1,784
Operating profit (loss)	$ 2,791	$ 623	$ (319)
Llanos 86 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 21
Other Assets	0
Total Assets	21
Total Liabilities	0
Net Assets/ (Liabilities)	21
Revenue	0
Operating profit (loss)	$ 0
Llanos 87 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 40
Other Assets	0
Total Assets	40
Total Liabilities	0
Net Assets/ (Liabilities)	40
Revenue	0
Operating profit (loss)	$ 0
Llanos 104 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 26
Other Assets	0
Total Assets	26
Total Liabilities	0
Net Assets/ (Liabilities)	26
Revenue	0
Operating profit (loss)	$ 0
YamuCarupana Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			89.50%
PP and E			$ 4,741
Other Assets			1
Total Assets			4,742
Total Liabilities			(2,993)
Net Assets/ (Liabilities)			1,749
Revenue			3,072
Operating profit (loss)			$ (2,721)
Tranquilo Block (Chile) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		50.00%	50.00%
PP and E		$ 0	$ 0
Other Assets		55	55
Total Assets		55	55
Total Liabilities		(428)	(432)
Net Assets/ (Liabilities)		(373)	(377)
Revenue		0	0
Operating profit (loss)		$ (46)	$ (48)
Flamenco Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 4,623	$ 4,803	$ 9,893
Other Assets	0	0	0
Total Assets	4,623	4,803	9,893
Total Liabilities	(1,382)	(1,173)	(1,223)
Net Assets/ (Liabilities)	3,241	3,630	8,670
Revenue	0	263	879
Operating profit (loss)	$ (313)	$ (5,647)	$ (1,422)
Campanario Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 16,445	$ 16,477	$ 17,347
Other Assets	0	0	0
Total Assets	16,445	16,477	17,347
Total Liabilities	(331)	(278)	(233)
Net Assets/ (Liabilities)	16,114	16,199	17,114
Revenue	0	40	0
Operating profit (loss)	$ (156)	$ (1,008)	$ (150)
Isla Norte Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	60.00%	60.00%	60.00%
PP and E	$ 8,896	$ 8,920	$ 9,553
Other Assets	0	0	0
Total Assets	8,896	8,920	9,553
Total Liabilities	(101)	(72)	(60)
Net Assets/ (Liabilities)	8,795	8,848	9,493
Revenue	0	7	0
Operating profit (loss)	$ (189)	$ (778)	$ (161)
Manati field [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	10.00%	10.00%	10.00%
PP and E	$ 18,537	$ 25,741	$ 44,167
Other Assets	18,066	6,364	19,126
Total Assets	36,603	32,105	63,293
Total Liabilities	(15,980)	(839)	(11,444)
Net Assets/ (Liabilities)	20,623	31,266	51,849
Revenue	22,376	30,053	34,238
Operating profit (loss)	$ 9,263	$ 17,963	$ 12,731
POT-T-747 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%	70.00%	70.00%
PP and E	$ 0	$ 202	$ 849
Other Assets	0	0	358
Total Assets		202	1,207
Total Liabilities	0	0	(1,091)
Net Assets/ (Liabilities)		202	116
Revenue	0	0	0
Operating profit (loss)	$ (1,516)	$ 0	$ 0
RECT128 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%	70.00%
PP and E	$ 3,886	$ 1,398
Other Assets	919	0
Total Assets	4,805	1,398
Total Liabilities	(143)	(648)
Net Assets/ (Liabilities)	4,662	750
Revenue	674	0
Operating profit (loss)	$ 57	$ 0
POT T 785 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%
PP and E	$ 125
Other Assets	0
Total Assets	125
Total Liabilities	0
Net Assets/ (Liabilities)	125
Revenue	0
Operating profit (loss)	$ 0
CN-V Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 8,577	$ 6,819
Other Assets	274	328	347
Total Assets	274	8,905	7,166
Total Liabilities	(237)	(577)	(984)
Net Assets/ (Liabilities)	37	8,328	6,182
Revenue	0	0	70
Operating profit (loss)	$ (15,451)	$ (922)	$ (1,163)
Puelen Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%	18.00%
PP and E	$ 0	$ 1,881	$ 1,318
Other Assets	47	13	72
Total Assets	47	1,894	1,390
Total Liabilities	(41)	(246)	(232)
Net Assets/ (Liabilities)	6	1,648	1,158
Revenue	0	0	0
Operating profit (loss)	$ (1,959)	$ (159)	$ (546)
Sierra del Nevado Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%	18.00%
PP and E	$ 0	$ 995	$ 568
Other Assets	63	10	169
Total Assets	63	1,005	737
Total Liabilities	(79)	(91)	(837)
Net Assets/ (Liabilities)	(16)	914	(100)
Revenue	0	0	0
Operating profit (loss)	$ (1,705)	$ (134)	$ (474)
Morona [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	75.00%	75.00%
PP and E	$ 8,921	$ 6,446
Other Assets	6,862	0
Total Assets	15,783	6,446
Total Liabilities	(10,161)	(7,016)
Net Assets/ (Liabilities)	5,622	(570)
Revenue	0	0
Operating profit (loss)	$ (4,976)	$ 0
Espejo [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 199
Other Assets	321
Total Assets	520
Total Liabilities	(610)
Net Assets/ (Liabilities)	(90)
Revenue	0
Operating profit (loss)	$ (272)
Perico [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 304
Other Assets	61
Total Assets	365
Total Liabilities	(541)
Net Assets/ (Liabilities)	(176)
Revenue	0
Operating profit (loss)	$ (176)